Commitments and Contingencies - Summary of Future Minimum Fixed Time (Details)	Dec. 31, 2024 USD ($)
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
Less than one year	$ 4,176,000
Total lease receipts	$ 4,176,000